Personnel expenses: (Tables)	12 Months Ended
Dec. 31, 2021
Personnel expenses:
Schedule of personnel expenses

	2021	2020

Short-term benefits	$8,382	$4,953
Stock-based compensation expense (recovery) - DSU plan	1,777	(993)
Stock-based compensation expense – Stock option plan	6,353	4,791
	$16,512	$8,751